INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Summary of inventories
Inventories at September 30, 2022 and December 31, 2021 consist of the following:

	September 30, 2022	December 31, 2021
Raw materials and supplies	$1,679,340	$864,771
Work-in-process	59,874	69,435
Finished goods	32,500	471,677

	1,771,714	1,405,883
Less inventory reserve	(666,454)	(995,785)

Total	$1,105,260	$410,098

Inventories at December 31, 2021 and 2020 consist of the following:

	2021	2020
Raw materials and supplies	$864,771	$832,680
Work-in-process	69,435	83,874
Finished goods	471,677	254,827

	1,405,883	1,171,381
Less inventory reserve	(995,785)	(429,707)

Total	$410,098	$741,674